Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2019
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Profile of the timing of the nominal amount of the hedging instrument
	31.12.19
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps		3	9	40	14	65

	31.12.18
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
	2019
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		6	5	0			11
Cash outflows		6	5	0			11
Net cash flows		0	0	0			0

	2018
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		9	2				11
Cash outflows		9	2				11
Net cash flows		0	0				0
1 Undiscounted cash inflows and cash outflows of interest rate swaps were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

Cash Flow Hedges [Member]
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2019	2018	2017
Balance at the beginning of the year	109	360	955
Effective portion of changes in fair value of hedging instruments recognized in OCI	1,571	(42)	45
Amount reclassified to Net interest income when the hedged item affected profit / (loss), for the year ended 31 December	(175)	(294)	(843)
of which: reclassified to interest income on amortized-cost instruments[1]	(175)	(293)
of which: reclassified to interest income on FVTPL instruments[1]	0	(1)
Translation effects recognized directly in retained earnings	9	18	39
Income tax related to cash flow hedges	(253)	67	163
Balance at the end of the year	1,260	109	360
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	1,596	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	(43)	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	69,443	70,149
Carrying amount
Derivative financial assets	16	24
Derivative financial liabilities		1

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	1,639	97
Changes in fair value of hedged items[1]	(1,571)	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	1,571	(42)	45
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	68	25	8
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Cash flow hedges of forecast transactions referencing LIBOR
USD million	31.12.19
Hedging instruments: interest rate swaps
Nominal amount	16,462
Carrying amount
Derivative financial assets	0
Derivative financial liabilities	0

Hedges of net investments in foreign operations
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Foreign currency translation reserve
USD million	31.12.19	31.12.18	31.12.17
Foreign currency translation reserve	4,028	3,924	4,466
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries[1]	643	777
of which: for which hedge accounting continues to be applied[1]	386	521
of which: for which hedge accounting is no longer applied[1]	257	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	(14)	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: derivative financial instruments
Nominal amount	11,992	11,537
Carrying amount
Derivative financial assets	9	56
Derivative financial liabilities	171	48

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	217	229
Carrying amount
Receivables from securities financing transactions	109	115
Payables from securities financing transactions	109	115

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18
Changes in fair value of hedging instruments	(142)	205
Changes in fair value of hedged items	134	(205)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI	(134)	181
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	(8)	24

Interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	65,257	63,816
Carrying amount
Derivative financial assets	33	27
Derivative financial liabilities		1
Hedged items: debt issued measured at amortized cost
Carrying amount	67,379	63,785
of which: accumulated amount of fair value hedge adjustment	1,099	(298)

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments	1,427	(341)	(16)
Changes in fair value of hedged items	(1,408)	329	(4)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	19	(11)	(20)

Portfolio interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	4,493	10,318
Carrying amount
Derivative financial assets		0
Derivative financial liabilities	14	31
Hedged items: loans and advances to customers
Carrying amount	4,494	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	117	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	172	89
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	(38)	(22)	(10)
Changes in fair value of hedged items[1]	32	16	3
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	(6)	(6)	(7)
1 For the year ended 31 December 2017, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.

UBS AG
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Profile of the timing of the nominal amount of the hedging instrument
	31.12.19
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps		3	9	40	14	65

	31.12.18
USD billion	Due within 1 month	Due between1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
	2019
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		6	5	0			11
Cash outflows		6	5	0			11
Net cash flows		0	0	0			0

	2018
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows		9	2				11
Cash outflows		9	2				11
Net cash flows		0	0				0
1 Undiscounted cash inflows and cash outflows of interest rate swaps were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

UBS AG | Cash Flow Hedges [Member]
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2019	2018	2017
Balance at the beginning of the year	109	360	955
Effective portion of changes in fair value of hedging instruments recognized in OCI	1,571	(42)	45
Amount reclassified to Net interest income when the hedged item affected profit / (loss), for the year ended 31 December	(175)	(294)	(843)
of which: reclassified to interest income on amortized-cost instruments[1]	(175)	(293)
of which: reclassified to interest income on FVTPL instruments[1]	0	(1)
Translation effects recognized directly in retained earnings	9	18	39
Income tax related to cash flow hedges	(253)	67	163
Balance at the end of the year	1,260	109	360
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	1,596	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	(43)	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	69,443	70,149
Carrying amount
Derivative financial assets	16	24
Derivative financial liabilities		1

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	1,639	97
Changes in fair value of hedged items[1]	(1,571)	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	1,571	(42)	45
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	68	25	8
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Cash flow hedges of forecast transactions referencing LIBOR
USD million	31.12.19
Hedging instruments: interest rate swaps
Nominal amount	16,462
Carrying amount
Derivative financial assets	0
Derivative financial liabilities	0

UBS AG | Hedges of net investments in foreign operations
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Foreign currency translation reserve
USD million	31.12.19	31.12.18	31.12.17
Foreign currency translation reserve	4,032	3,940	4,455
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries [1]	634	770
of which: for which hedge accounting continues to be applied[1]	377	515
of which: for which hedge accounting is no longer applied[1]	257	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	(14)	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.19	31.12.18
Hedging instruments: derivative financial instruments
Nominal amount	11,875	11,432
Carrying amount
Derivative financial assets	9	56
Derivative financial liabilities	170	45

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	217	229
Carrying amount
Receivables from securities financing transactions	109	115
Payables from securities financing transactions	109	115

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18
Changes in fair value of hedging instruments	(153)	199
Changes in fair value of hedged items	144	(199)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI	(144)	181
Ineffectiveness recognized as Other net income from financial instruments measured at fair value through profit or loss	(8)	18

UBS AG | Interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	65,257	63,816
Carrying amount
Derivative financial assets	33	27
Derivative financial liabilities		1
Hedged items: debt issued measured at amortized cost
Carrying amount	26,120	28,139
of which: accumulated amount of fair value hedge adjustment	574	282
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	41,258	35,647
of which: accumulated amount of fair value hedge adjustment	525	(580)

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments	1,427	(341)	(16)
Changes in fair value of hedged items	(1,408)	329	(4)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	19	(11)	(20)

UBS AG | Portfolio interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.19	31.12.18
Hedging instruments: interest rate swaps
Nominal amount	4,493	10,318
Carrying amount
Derivative financial assets		0
Derivative financial liabilities	14	31
Hedged items: loans and advances to customers
Carrying amount	4,494	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	117	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	172	89
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Changes in fair value of hedging instruments[1]	(38)	(22)	(10)
Changes in fair value of hedged items[1]	32	16	3
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	(6)	(6)	(7)
1 For the year ended 31 December 2017, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.